VARIABLE INTEREST ENTITIES ("VIEs") - SCHEDULE OF ASSETS AND LIABILITIES IMPACTING BALANCE SHEET (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Liabilities
Long-term debt	$ 990,678	$ 1,252,184
Eskimo SPV Agreement | Golar Eskimo
Liabilities
Short-term debt	208,746	0
Long-term debt	$ 0	$ 212,084